Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 205,226	$ 510,865	$ 4,072,339
Accounts receivable	72,975	87,801	8,650
Other receivables	34,306	15,310	41,307
Prepaid expenses	606,347	1,125,761	257,169
Inventory	139,723	215,566	22,353
Total current assets	1,058,577	1,955,303	4,401,818
Non-current
Property, plant and equipment, net	12,500	12,545	12,817
Operating lease right-of-use assets, net	1,294,442	1,485,023	1,158,776
Intangible assets, net	27,254,434	27,675,020	52,866,192
Prepaid royalties, non-current	140,843	339,091	339,091
Deposits	30,000	30,000	30,000
Goodwill	7,190,656	7,190,656	7,190,656
Total non-current assets	35,922,875	36,732,335	61,597,532
Total assets	36,981,452	38,687,638	65,999,350
Current
Accounts payable and accrued expenses	2,038,005	1,365,443	1,596,147
Note payable	283,290	1,132,829	127,798
Convertible notes- Units Private Placement	12,316,495
Convertible notes - OID	150,086
Derivative liabilities	5,461,702
Operating lease obligations	428,789	423,495	277,142
Total current liabilities	20,821,718	2,921,767	3,133,721
Non-current
Operating lease obligations, net of current portion	865,653	1,061,528	881,634
Note payable, net of current portion			469,252
Convertible notes	307,425	2,751,633	26,065
Derivative liabilities		4,823,725	2,485,346
Contingent liabilities	7,717,000	9,707,000	11,313,000
Total non-current liabilities	8,890,078	18,343,886	15,175,297
Total liabilities	29,711,796	21,265,653	18,309,018
Commitments and contingencies (Note 10)
Stockholders’ equity:
Preferred stock, value
Common stock, value	45,366	40,528	40,528
Additional paid-in capital	116,344,709	103,370,890	95,473,367
Accumulated deficit	(109,120,419)	(85,989,433)	(47,823,563)
Total stockholders’ equity	7,269,656	17,421,985	47,690,332
Total liabilities and stockholders’ equity	36,981,452	38,687,638	65,999,350
Related Party [Member]
Current
Due to related parties	$ 143,351		$ 1,132,634